Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans to principal officers, directors, and their affiliates
Beginning Balance	$ 1,081	$ 1,468
New loans	115	196
Effect of changes in composition of related parties	(73)	(62)
Repayments	(294)	(521)
Ending Balance	$ 829	$ 1,081